CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
REVENUES
Total revenues	$ 2,888,482	$ 2,060,810
COST OF REVENUES
Total cost of revenues	3,833,684	4,237,058
GROSS LOSS	(945,202)	(2,176,248)
OPERATING EXPENSES:
General and administrative	884,121	1,680,559
Provision for expected credit losses	349,960
Impairment loss of cryptocurrency mining equipment	4,530,587
Stock compensation expense	42,009
Total operating expenses	5,806,677	1,680,559
LOSS FROM OPERATIONS	(6,751,879)	(3,856,807)
OTHER INCOME (EXPENSE)
Realized gain (loss) on sale/exchange of cryptocurrencies	92,680	(20,395)
Interest expense	(138,725)	(125,187)
Other finance expenses	(260,234)	(2,416)
Total other expenses, net	(306,279)	(147,998)
LOSS BEFORE INCOME TAXES	(7,058,158)	(4,004,805)
NET LOSS	(7,058,158)	(4,004,805)
TOTAL COMPREHENSIVE LOSS	$ (7,058,158)	$ (4,004,805)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic	3,549,353	3,279,049
Diluted	3,549,353	3,279,049
LOSS PER SHARE - BASIC AND DILUTED
LOSS PER SHARE, BASIC	$ (1.99)	$ (1.22)
LOSS PER SHARE, DILUTED	$ (1.99)	$ (1.22)
Cryptocurrencies
REVENUES
Total revenues	$ 2,888,482	$ 2,060,810
COST OF REVENUES
Total cost of revenues	$ 3,833,684	$ 4,237,058